UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2013

Item #1. Reports to Stockholders.

INDEX	Perkins Discovery Fund

Semi-Annual Report to Shareholders

PERKINS DISCOVERY FUND

A series of
The World Funds Trust
A “Series” Investment Company

For the Six Months ended
September 30, 2013
(unaudited)

October 31, 2013

Dear Shareholders:

The six-month period ended September 30, 2013 was very good for the Perkins Discovery Fund and the stock market in general. The Fund finished the period with a return of 12.34% versus 16.17% for the Wilshire Micro-Cap, 12.85% for the Russell 2000, 15.42% for the NASDAQ Composite and 7.16% for the S&P 500. Micro-cap stocks, in general, performed slightly better than the market as a whole.

At the Perkins Discovery Fund, we follow a bottom-up approach, using both fundamental and technical chart analysis to find new investment opportunities one by one and to monitor our current holdings. During the six-month period, we acquired 7 new holdings and disposed of 4. As a result, the portfolio grew from 28 holdings to 31. We started the period with 3.22% in cash and cash equivalents and ended with 6.52% as more money came into the Fund from new investors and liquidated positions than we spent on new positions.

Our three biggest gaining stocks for the six-month period were Rockwell Medical Technologies, Inc., Synergy Resources Corp and Coleman Cable, Inc. Rockwell Medical is a biopharmaceutical company targeting end-stage renal disease and chronic kidney disease with two potentially blockbuster products in the pipeline. We originally purchased shares this May in a public offering by the company. The stock was down significantly at that time due to the need to raise additional capital. Since then the company has also secured debt financing and completed two successful clinical trials. As a result, the stock is up significantly. Synergy Resources is a domestic oil and natural gas exploration and production company. Initially purchased almost two years ago, the stock has moved up out of a base formation and is continuing in an uptrend. We continue to hold the stock for the company’s future vertical and horizontal drilling prospects in its highly productive Wattenburg holdings and its continued expansion in other parts of the D-J Basin. Coleman Cable is a leading manufacturer and innovator of wire, cable and other electrical products. Seeing the company as very inexpensive, we originally purchased stock three years ago after it had completed a base on its stock chart. The company has performed well and the stock is in a continuing uptrend.

The Fund’s three biggest losers were Computer Task Group, Inc., InnerWorkings, Inc. and Echo Therapeutics, Inc. Computer Task Group is an IT consulting, management, and staffing company that is benefiting from the growth of electronic medical records. We bought the holding over six years ago as the company’s fundamentals were improving and the stock had been in a basing formation for several years. Revenue growth was slower in their second quarter this year due to some hospitals deferring system investments. This resulted in a pullback after a multi-year advance. We expect the company to regain its revenue momentum given the need by hospitals to continue the implementation of electronic medical records. InnerWorkings uses proprietary technology and databases to outsource printing services on a competitive bid basis between its customers and supplier network. Their system allows them to take over large companies’ printing business while providing them with substantial savings. We sold this position with a profit although the stock was down during the period after losing a key portion of a large contract. Echo Therapeutics is developing its Symphony® CGM System as a non-invasive, wireless, continuous glucose monitoring system for use in hospital critical care units and for people with diabetes. The company has recently undergone upper management changes and appears to have made a bottom on its stock chart.

The table below shows the Fund’s performance for various periods ended September 30, 2013.

Annualized Total Return	Perkins Discovery Fund	Wilshire US Micro- Cap Index	Russell 2000 Index	NASDAQ Composite Index	S&P 500 Index
Since 4-9-98 Inception	11.60%	7.90%	5.34%	4.82%	2.71%
Fifteen Year	12.96%	10.48%	7.49%	5.48%	3.41%
Ten Year	8.50%	7.15%	8.21%	7.76%	5.38%
Five Year	13.45%	12.55%	9.58%	12.51%	7.59%
Three Year	10.47%	17.69%	16.67%	16.77%	13.79%
One Year	27.14%	30.32%	28.22%	21.03%	16.72%

The Fund turned 15 years old as of April 9 so we now have 15-year performance numbers to report, which we feel is very positive.

Please note that performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-366-8361. The fund imposes a 1.00% redemption fee on shares held less than 45 days. Performance data does not reflect the redemption fee. If it had, the return would be reduced.

Since the bottom in March of 2009, the market has been in a cyclical uptrend, interrupted only by corrections in 2010 and 2011. Historically, this is the time of year when the stock market has been weak. However, having shrugged off the government shutdown and the budget impasse, the market has been anything but weak. This trend could well continue as long as the Federal Reserve continues their policy of quantitative easing and low interest rates.

We cannot control the action of the market; however, we will continue to choose stocks that we believe can do well over the long term using our same bottom-up selection process of looking for small companies that are benefiting from positive change. And, of course, we continue to monitor our holdings. Some of these will reach levels where they will be sold, even though they may continue to be good companies. Others will not work out in the way we anticipated and will be candidates to be sold. Both will be replaced with new ideas, as part of an ongoing process. We believe the Discovery Fund is well positioned in micro-cap growth stocks that hold significant promise for the future.

Thank you for your continued support.

Sincerely,

Richard W. Perkins, C.F.A.	Daniel S. Perkins, C.F.A.
President	Executive Vice President

Opinions expressed above are those of Richard W. Perkins or Daniel S. Perkins and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Small company investing involves additional risks such as limited liquidity and greater volatility. The fund invests in micro-cap and early stage companies which tend to be more volatile and somewhat more speculative than investments in more established companies. As a result, investors considering an investment in the Fund should consider their ability to withstand the volatility of the Fund’s net asset value associated with the risks of the portfolio.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general; the Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization; and the NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System, which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The Dow Jones Wilshire Micro-Cap Index is formed by taking the 2,500 smallest companies, as measured by Market Capitalization of the Dow Jones Wilshire 5000 Index. One cannot invest directly in an index. Please refer to the schedule of investments for more information regarding fund holdings. Fund holdings are subject to change and are not recommendations to buy or sell any security.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

The Fund is distributed by First Dominion Capital Corp. (11/13)

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2013 and are subject to change at any time. The opinions presented in this document are those of the portfolio manager at the time of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

THE PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
September 30, 2013
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	93.93%

	AMBULATORY HEALTH CARE SERVICES	3.12%
12,500	U.S. Physical Therapy, Inc.*		$388,500

	AMUSEMENT, GAMING & ENTERTAINMENT	1.33%
40,000	Lakes Entertainment, Inc.		165,600

	CHEMICAL MANUFACTURING	2.22%
150,000	Dyadic International, Inc.		256,500
7,142	Oculus Innovative Sciences, Inc.		19,640

			276,140

	COMPUTERS & ELECTRONIC MANUFACTURING	3.19%
40,000	EDAP TMS S.A. - ADR		101,200
65,000	Synergetics USA, Inc.		295,750

			396,950

	COMPUTER PROGRAMMING	9.09%
70,000	Computer Task Group, Inc.*		1,131,200

	COMPUTER SYSTEMS DESIGN & SERVICES	8.11%
35,000	Datalink Corp.		473,200
21,000	NetScout Systems, Inc.		536,970

			1,010,170

	ELECTRICAL EQUIPMENT	8.29%
40,000	Coleman Cable, Inc.*		844,400
32,500	CUI Global, Inc.		187,525

			1,031,925

	FOOD MANUFACTURING	6.33%
75,000	Inventure Foods, Inc.		787,500

	HEALTH CARE MANUFACURING	19.48%
25,000	Atricure, Inc.		274,500
30,000	DepoMed, Inc.		224,400
22,500	Echo Therapeutics Inc.		62,100
14,000	Cardiome Pharma Corp.		49,560
30,000	Cardiovascular Systems, Inc.		601,500
70,000	Rockwell Medical, Inc.		798,700
125,000	Uroplasty, Inc.		413,750

			2,424,510

	MANAGEMENT CONSULTING	2.47%
85,000	Hipcricket, Inc.		39,100
100,000	Insignia Systems, Inc.		269,000

			308,100

THE PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
September 30, 2013
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MINING	1.43%
225,000	PolyMet Mining Corp.		$177,975

	NEWSPAPER, PERIODICAL, BOOK, AND DIRECTORY PUBLISHING	2.95%
20,000	The E.W. Scripps Co.		367,000

	OIL & GAS SERVICES	6.66%
85,000	Synergy Resources Corp.		828,750

	RETAILERS	3.67%
90,000	Appliance Recycling Centers of America, Inc.		262,800
70,000	Summer Infant, Inc.		193,900

			456,700

	SEMICONDUCTOR DEVICES	1.34%
45,000	MoSys, Inc.		167,400

	SOFTWARE SERVICES	10.66%
40,000	Actuate Corp.		294,000
20,000	ePlus, Inc.*		1,033,600

			1,327,600

	TRANSPORTATION LOGISTIC SERVICES	1.68%
10,000	Echo Global Logistics, Inc.		209,400

	WATER & SEWAGE SYSEMS	1.91%
10,000	Aegion Corp.		237,300

	TOTAL COMMON STOCKS	93.93%	11,692,720

	(Cost: $7,719,653)
	SHORT TERM INVESTMENT	2.71%
337,562	Fidelity Prime Fund #690 Money Market Fund 0.00%**		337,562

	(Cost: $337,562)
	TOTAL INVESTMENTS:
	(Cost: $8,057,215)	96.64%	12,030,282
	Assets net of liabilities	3.36%	418,334

	NET ASSETS	100.00%	$12,448,616

*Income producing (security considered income producing if at least one dividend has been paid during the last year preceding the date of the Fund’s related statement of assets and liabilities).

** Effective 7 day yield as of September 30, 2013.

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements.

THE PERKINS DISCOVERY FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2013 (unaudited)

ASSETS
Investments at fair value (identified cost of $8,057,215) (Note 1)	$12,030,282
Cash	30,203
Receivable for securities sold	441,817
Dividends and interest receivable	3,504
Receivable from investment manager	2,018
Prepaid expenses	19,396

TOTAL ASSETS	12,527,220

LIABILITIES
Payable for capital stock purchased	57,302
Accrued 12b-1 fees	7,725
Accrued custody fees	594
Accrued administration, transfer agent and accounting fees	3,995
Accrued professional fees	8,988

TOTAL LIABILITIES	78,604

NET ASSETS	$12,448,616

Net Assets Consist of:
Paid-in-capital applicable to 366,612 no par value shares of beneficial interest outstanding	$10,988,737
Accumulated net investment income (loss)	(101,836)
Accumulated net realized gain (loss) on investments	(2,411,352)
Net unrealized appreciation (depreciation) of investments	3,973,067

Net Assets	$12,448,616

NET ASSET VALUE PER SHARE
($12,448,616 / 366,612 shares outstanding)	$33.96

See Notes to Financial Statements

THE PERKINS DISCOVERY FUND
STATEMENT OF OPERATIONS
Six Months ended September 30, 2013 (unaudited)

INVESTMENT INCOME
Dividend	$12,700
Interest	57

Total investment income	12,757

EXPENSES
Investment management fees (Note 2)	57,297
12b-1 fees (Note 2)	14,324
Recordkeeping and administrative services (Note 2)	15,041
Accounting fees (Note 2)	12,534
Custody fees	1,427
Transfer agent fees (Note 2)	9,645
Professional fees	19,936
Filing and registration fees (Note 2)	9,871
Trustee fees	2,827
Compliance fees	5,753
Shareholder servicing and reports	5,757
Insurance	1,284
Other	7,386

Total expenses	163,082
Management fee waivers and reimbursed expenses (Note 2)	(48,489)

Net Expenses	114,593

Net investment income (loss)	(101,836)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	379,552
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,011,324

Net realized and unrealized gain (loss) on investments	1,390,876

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,289,040

See Notes to Financial Statements

THE PERKINS DISCOVERY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months ended
	September 30, 2013	Year ended
	(unaudited)	March 31, 2013

Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$(101,836)	$(140,730)
Net realized gain (loss) on investments	379,552	1,595,887
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,011,324	208,906

Increase (decrease) in net assets from operations	1,289,040	1,664,063

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	-	(146,067)

Decrease in net assets from distributions	-	(146,067)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	2,026,718	213,896
Distributions reinvested	-	141,313
Shares redeemed	(1,358,505)	(3,654,032)

Increase (decrease) in net assets from capital stock transactions	668,213	(3,298,823)

NET ASSETS

Increase (decrease) during period	1,957,253	(1,780,827)
Beginning of period	10,491,363	12,272,190

End of period (including undistributed net investment income (loss) of $ (101,836) and $ -, respectively.)	$12,448,616	$10,491,363

See Notes to Financial Statements

THE PERKINS DISCOVERY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Six Months ended
	September 30, 2013		Year Ended March 31,
	(unaudited)		2013	2012	2011		2010		2009

Net asset value, beginning of period	$30.23		$25.99	$30.45	$23.85		$13.22		$22.15

Investment activities
Net investment income (loss)(1)	(0.28)		(0.34)	0.39	(0.39)		(0.33)		(0.31)
Net realized and unrealized gain (loss) on investments	4.01		4.98	(4.78)	6.97		10.94		(8.44)

Total from investment activities	3.73		4.64	(4.39)	6.58		10.61		(8.75)

Distributions
Net investment income	-		(0.40)	(0.08)	-		-		-
Net realized gain	-		-	-	-		-		(0.18)

Total distributions	-		(0.40)	(0.08)	-		-		(0.18)

Paid-in capital from redemption fees	-		-	0.01	0.02		0.02		- (2)

Net asset value, end of period	$33.96		$30.23	$25.99	$30.45		$23.85		$13.22

Total Return	12.34%	**	18.10%	(14.37% )	27.67%		80.41%		(39.40% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.85%	*	3.18%	2.48%	2.29%		2.88%		2.92%
Expenses, net of waiver	2.00%	*	2.00%	2.00%	2.00%		2.00%		2.00%
Net investment income (loss)	(1.78%	)*	(1.30% )	1.22%	(1.52%	)	(1.79%	)	(1.48% )
Portfolio turnover rate	12.97%	**	12.97%	14.00%	22.00%		39.00%		60.00%
Net assets, end of period (000’s)	$12,449		$10,491	$12,272	$21,586		$14,100		$6,800

(1) Per share amounts calculated using the average share method.

(2) Less than $0.01 per share.

* Annualized

** Not annualized

See Notes to Financial Statements

THE PERKINS DISCOVERY FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2013 (unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

The Perkins Discovery Fund* (the “Fund”) is a series of The World Funds Trust (“WFT”) which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007. The Fund was established on April 9, 1998 as a series of Professionally Managed Portfolios (“PMP”). On October 26, 2012, the Fund reorganized as a separate series of WFT.

The Fund’s objective is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The

THE PERKINS DISCOVERY FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2013 (unaudited) (continued)

Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Observable
	Prices	Inputs	Inputs	Total
Common Stocks	$11,692,720	$-	$-	$11,692,720
Money Market	337,562	-	-	337,562

	$12,030,282	$-	$-	$12,030,282

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no Level 3 investments held during the year. During the year, there were no transfers between Levels 1 and 2.

THE PERKINS DISCOVERY FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2013 (unaudited) (continued)

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions for each of the open tax years (2010-2012) or expected to be taken in the Fund’s 2013 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended September 30, 2013, there were no such reclassifications.

THE PERKINS DISCOVERY FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2013 (unaudited) (continued)

NOTE 2-INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Perkins Capital Management, Inc. (“Perkins”) provides investment services for an annual fee of 1.00% of average daily net assets of the Fund. For the six months ended September 30, 2013, Perkins earned $57,297 and waived $48,489 in investment management fees. At September 30, 2013, the Fund was due $2,018.

Perkins has contractually agreed to waive its fees and reimburse the Fund for expenses until July 31, 2014 in order to limit operating expenses to 2.00% of daily average net assets of the Fund. Fund operating expenses do not include interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”). Perkins may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the expense reimbursement is made within three years after the year in which the Advisor incurred the expense.

The total amount of recoverable reimbursements as of September 30, 2013 was $301,851 and expires as follows:

2014	$52,537
2015	73,399
2016	127,426
2017	48,489

$301,851

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the Advisor as Distribution Coordinator of the Fund. The Plan provides that the Fund may pay a fee to the Advisor at an annual rate of up to 0.25% of average daily net assets of the Fund in consideration for distribution related services. For the six months ended September 30, 2013, there were $14,324 in 12b-1 expenses incurred.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder recordkeeping, administrative and blue-sky filing services. CSS earned $15,041 in administrative fees for the six months ended September 30, 2013.

THE PERKINS DISCOVERY FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2013 (unaudited) (continued)

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended September 30, 2013, FDCC received no commissions or underwriting fees.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent. CFSI earned $9,645 for its services for the six months ended September 30, 2013.

Commonwealth Fund Accounting (“CFA”) is the Fund’s accounting agent. CFA earned $12,534 for its services for the six months ended September 30, 2013.

Certain officers and/or an interested trustee of the Fund are also officers and/or director of FDCC, CSS, CFA and CFSI.

NOTE 3-INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended September 30, 2013, aggregated $1,488,174 and $1,397,362, respectively.

NOTE 4-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

THE PERKINS DISCOVERY FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2013 (unaudited) (continued)

The tax character of distributions paid during the six months ended September 30, 2013 and the year ended March 31, 2013, respectively, was as follows:

Six Months ended
	September 30, 2013	Year ended
	(unaudited)	March 31, 2013
Distributions paid from Ordinary income	$ -	$ 146,067

As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$(101,836)
Accumulated net realized gain (loss) on investments	(2,411,352)
Net unrealized appreciation (depreciation) of investments	3,973,067

$1,459,879

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of March 31, 2013, the Fund has a capital loss carryforward of $2,790,904 available to offset future capital gains. This loss carryforward expires as follows:

2017	$592,852
2018	2,198,052

$2,790,904

As of September 30, 2013, the cost for Federal income tax purpose was $8,057,215.

Net unrealized appreciation consists of:

Gross unrealized appreciation	$5,804,122
Gross unrealized depreciation	(1,831,055)

Net unrealized appreciation	$3,973,067

THE PERKINS DISCOVERY FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2013 (unaudited) (continued)

NOTE 5-CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Six months ended
	September 30, 2013		Year ended
	(unaudited)		March 31, 2013
	Shares	Value	Shares	Value
Shares sold	62,392	$2,026,718	7,961	$213,896
Shares reinvested	-	-	5,367	141,313
Shares redeemed	(42,869)	(1,358,505)	(138,346)	(3,654,032)

Net increase (decrease)	19,523	$668,213	(125,018)	$(3,298,823)

NOTE 6–RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

NOTE 7–SUBSEQUENT EVENTS

Subsequent to the period ended September 30, 2013, a special meeting of the shareholders of the Fund was held for the purpose of electing four Trustees to the World Funds Trust’s Board of Trustees. All of the nominees currently serve as Trustees of the Trust. All four Trustee nominations were approved by the shareholders of the Fund at the special shareholder meeting held on November 14, 2013.

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 are available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE PERKINS DISCOVERY FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2013 and held for the six months ended September 30, 2013.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During the Period* April 1, 2013 through September 30, 2013
Actual	$1,000	$1,123.40	$10.65
Hypothetical (5% return before expenses)	$1,000	$1,015.04	$10.10

* Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Advisor:

Perkins Capital Management, Inc.
730 East Lake Street
Wayzata, MN 55391-17694

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Transfer Agent:

For more account information, wire purchase or redemptions, call or write to
Perkins Discovery Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group TM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:

For 24 hours, 7 days a week price information, and for information on any series of
The World Funds Trust investment plans, and other shareholder services, call
Commonwealth Shareholder Service at (800) 673-0550 Toll Free.

ITEM 2.                    CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.                    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.                    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.                    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                    SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.                    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSEDEND MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                    PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.                    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                    CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.                    EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: December 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: December 6, 2013

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: December 6, 2013

* Print the name and title of each signing officer under his or her signature.